Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Summary Compensation Table Total for former PEO ($)(1)	Compensation Actually Paid to former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(4)	Total Revenues ($ in thousands)(5)
Year							TSR ($)(3)	Peer Group TSR ($)(3)

2025	19,151,558	29,778,107	18,834,836	24,126,051	7,132,974	10,747,348	103.00	124.75	(356,148)	4,267,586
2024			15,527,464	17,262,015	4,695,635	5,200,146	74.61	93.49	560,120	4,068,950
2023			15,341,235	(2,503,427)	4,231,034	208,193	74.52	94.03	414,832	3,834,204
2022			17,325,618	26,315,005	5,035,509	7,254,180	96.52	89.90	(224,060)	3,659,374
2021			15,679,311	4,921,238	4,544,613	2,655,063	77.19	100.02	(329,668)	3,094,238

Company Selected Measure Name	total revenues
Named Executive Officers, Footnote	For each fiscal year, represents amount reported for our PEO, former PEO and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. Our PEO, former PEO and our non-PEO NEOs for each of the applicable years were as follows:

Year	PEO	Former PEO	Non-PEO NEOs

2025	Renee D. Gala	Bruce C. Cozadd	Philip L. Johnson, Robert Iannone, Neena M. Patil and Samantha Pearce
2024		Bruce C. Cozadd	Renee D. Gala, Philip L. Johnson, Robert Iannone, Patricia Carr and Samantha Pearce
2023		Bruce C. Cozadd	Renee D. Gala, Patricia Carr, Robert Iannone, Neena M. Patil, Daniel N. Swisher, Jr. and Kim Sablich
2022		Bruce C. Cozadd	Daniel N. Swisher, Jr., Renee D. Gala, Robert Iannone and Kim Sablich
2021		Bruce C. Cozadd	Daniel N. Swisher, Jr., Renee D. Gala, Robert Iannone and Chris Tovey

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our ordinary shares and the Nasdaq Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020, and reinvestment of dividends, if any.
PEO Total Compensation Amount		$ 15,527,464	$ 15,341,235	$ 17,325,618	$ 15,679,311
PEO Actually Paid Compensation Amount		17,262,015	(2,503,427)	26,315,005	4,921,238
Adjustment To PEO Compensation, Footnote	Amounts represent Compensation Actually Paid to our PEO and former PEO, and the average Compensation Actually Paid to our non-PEO NEOs, for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. For the purposes of the adjustments below, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing fair value of the stock options based on a Black-Scholes option pricing model on the applicable fiscal year-end date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2025
Adjustments	PEO ($)	Former PEO ($)	Average Non-PEO NEOs ($)

Total compensation as reported in the Summary Compensation Table	19,151,558	18,834,836	7,132,974
(Deduct): Grant date fair value of awards as reported in the Stock Awards column in the Summary Compensation Table for applicable fiscal year	(16,138,433)	(16,896,512)	(5,625,973)
Add: ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of current fiscal year-end, determined as of applicable fiscal year-end	23,034,474	5,664,400	6,917,245
Add: Change in ASC 718 fair value from prior fiscal year-end to applicable fiscal year-end of awards granted during prior fiscal years that were outstanding and unvested as of applicable fiscal year-end	3,503,890	7,806,656	2,208,177
Add: Change in ASC 718 fair value from prior fiscal year-end to vesting date of awards granted during prior fiscal years that vested during applicable fiscal year	226,618	12,731,635	114,925
(Deduct): Fair value as of the prior fiscal year-end of equity awards granted in prior fiscal year that failed to meet vesting conditions in the applicable fiscal year	—	(4,014,964)	—
Total Adjustments	10,626,549	5,291,215	3,614,374
Compensation Actually Paid	29,778,107	24,126,051	10,747,348

Non-PEO NEO Average Total Compensation Amount	$ 7,132,974	4,695,635	4,231,034	5,035,509	4,544,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,747,348	5,200,146	208,193	7,254,180	2,655,063
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent Compensation Actually Paid to our PEO and former PEO, and the average Compensation Actually Paid to our non-PEO NEOs, for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. For the purposes of the adjustments below, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing fair value of the stock options based on a Black-Scholes option pricing model on the applicable fiscal year-end date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2025
Adjustments	PEO ($)	Former PEO ($)	Average Non-PEO NEOs ($)

Total compensation as reported in the Summary Compensation Table	19,151,558	18,834,836	7,132,974
(Deduct): Grant date fair value of awards as reported in the Stock Awards column in the Summary Compensation Table for applicable fiscal year	(16,138,433)	(16,896,512)	(5,625,973)
Add: ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of current fiscal year-end, determined as of applicable fiscal year-end	23,034,474	5,664,400	6,917,245
Add: Change in ASC 718 fair value from prior fiscal year-end to applicable fiscal year-end of awards granted during prior fiscal years that were outstanding and unvested as of applicable fiscal year-end	3,503,890	7,806,656	2,208,177
Add: Change in ASC 718 fair value from prior fiscal year-end to vesting date of awards granted during prior fiscal years that vested during applicable fiscal year	226,618	12,731,635	114,925
(Deduct): Fair value as of the prior fiscal year-end of equity awards granted in prior fiscal year that failed to meet vesting conditions in the applicable fiscal year	—	(4,014,964)	—
Total Adjustments	10,626,549	5,291,215	3,614,374
Compensation Actually Paid	29,778,107	24,126,051	10,747,348

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Total Revenues •Revenue (product- / therapeutic area-specific) •Non-GAAP Adjusted Operating Margin •Relative TSR •Pipeline Progression •Regulatory Advancement
Total Shareholder Return Amount	$ 103.00	74.61	74.52	96.52	77.19
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (356,148,000)	$ 560,120,000	$ 414,832,000	$ (224,060,000)	$ (329,668,000)
Company Selected Measure Amount	4,267,586,000	4,068,950,000	3,834,204,000	3,659,374,000	3,094,238,000
PEO Name		Bruce C. Cozadd	Bruce C. Cozadd	Bruce C. Cozadd	Bruce C. Cozadd
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee view the link between our performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation our Company performance, refer to the “Executive Compensation—Compensation Discussion and Analysis” section above.
Required Tabular Disclosure of Pay Versus Performance
The table below reflects information regarding the compensation of our NEOs for fiscal years 2025, 2024, 2023, 2022 and 2021, as well as our financial performance for each of these fiscal years in accordance with SEC rules. The amounts set forth below under the headings “Compensation Actually Paid to PEO”, “Compensation Actually Paid to former PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation—Compensation Discussion and Analysis” section above.
The amounts represent the net income (loss) as reported in our audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that the Company-Selected Measure is total revenues as reported in our audited financial statements for the applicable fiscal year.
The most important financial and non-financial performance measures used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year to our performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Executive Compensation—Compensation Discussion and Analysis” above.
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between company TSR and that of the Nasdaq Biotechnology Index. As noted above, compensation actually paid for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing by us under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (product- / therapeutic area-specific)
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Pipeline Progression
Measure:: 6
Pay vs Performance Disclosure
Name	Regulatory Advancement
Renee D. Gala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,151,558
PEO Actually Paid Compensation Amount	$ 29,778,107
PEO Name	Renee D. Gala
Bruce C. Cozadd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,834,836
PEO Actually Paid Compensation Amount	$ 24,126,051
PEO Name	Bruce C. Cozadd
PEO | Renee D. Gala [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,626,549
PEO | Renee D. Gala [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,138,433)
PEO | Renee D. Gala [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,034,474
PEO | Renee D. Gala [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,503,890
PEO | Renee D. Gala [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,618
PEO | Renee D. Gala [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bruce C. Cozadd [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,291,215
PEO | Bruce C. Cozadd [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,896,512)
PEO | Bruce C. Cozadd [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,664,400
PEO | Bruce C. Cozadd [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,806,656
PEO | Bruce C. Cozadd [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,731,635
PEO | Bruce C. Cozadd [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,014,964)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,614,374
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,625,973)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,917,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,208,177
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,925
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0